Acquisition of Hi-Crush Augusta LLC Recasted Revenues and Net Income (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidation, Eliminations [Member]
Business Acquisition [Line Items]
Revenues	$ (2,833)	$ (408)	$ (4,402)	$ 0
Business Acquisition, Pro Forma Net Income (Loss)	(3,137)	0	(12,199)	0
Partnership Historical [Member]
Business Acquisition [Line Items]
Revenues	55,828	19,628	141,742	28,858
Business Acquisition, Pro Forma Net Income (Loss)	14,263	10,783	58,562	18,508
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.49	$ 0.40	$ 2.08	$ 0.68
Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Revenues	17,583	5,057	41,630	2,912
Business Acquisition, Pro Forma Net Income (Loss)	7,394	894	13,681	(1,091)
Partnership Recasted [Member]
Business Acquisition [Line Items]
Revenues	70,578	24,277	178,970	31,770
Business Acquisition, Pro Forma Net Income (Loss)	$ 18,520	$ 11,677	$ 60,044	$ 17,417
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.64	$ 0.43	$ 2.12	$ 0.64